INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The following table presents the components of the December 31, 2025, 2024 and 2023 provision for income taxes:

	December 31,
	2025	2024	2023
	(in thousands)
Current	$1,697	$2,232	$1,875
Deferred	(314)	(581)	(1,286)
Total income tax expense	$1,383	$1,651	$589

The components of the Company’s income tax provision were as follows for the periods indicated (in thousands):

	December 31,
	2025	2024	2023
	(in thousands)
Current
Morocco	$333	$769	$1,140
Mali	1,191	1,815	561
Burkina Faso	173	(352)	174
Total current income tax expense	$1,697	$2,232	$1,875

Deferred
Morocco	$(469)	$(501)	$(1,286)
Mali	40	(179)	-
Burkina Faso	115	99	-
Total deferred income tax benefit	$(314)	$(581)	$(1,286)
Total income tax expense	$1,383	$1,651	$589

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

For the year ended December 31, 2025, we adopted ASU 2023-09 prospectively. A reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax expense reported in the consolidated statements of operations pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025 is as follows:

	December 31, 2025
	$	%

Moroccan tax at statutory rate	$(2,145)	20.0%
Foreign tax effects – Mali permanent differences	25	-0.2%
Foreign tax effects – Mali unrecognized tax losses	173	-1.6%
Foreign tax effects – Mali other local tax effects	390	-3.6%
Morocco Unrecognized tax losses	3,360	-31.3%
Morocco change in valuation allowance	258	-2.4%
Morocco permanent differences	(678)	6.3%
Recalculated tax expense	$1,383	-12.9%

The reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax expense for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	December 31,
	2024	2023
	(in thousands)
Net loss	$(23,333)	$(12,551)
Income tax benefit for the period	1,651	589
Loss before tax	(21,682)	(11,962)
Effective tax rate	-8%	-5%
Permanent differences not deductible (taxable) for tax purposes	(3,421)	(3,685)
Unrecognized tax losses	(2,292)	(695)
Other	(280)	1,408
Recalculated tax benefit	$(4,342)	$(2,383)
Statutory tax rate in Morocco	20%	20%

SCHEDULE OF CASH PAID FOR INCOME TAXES

For the year ended December 31, 2025, we adopted ASU 2023-09 prospectively. The amount of cash income taxes paid by the Company were as follows:

2025
(in thousands)
Morocco	$437
Mali	595
Burkina Faso	70
Total cash income taxes paid	$1,102